Commitments and Contingencies - Additional Information (Detail) - USD ($)			9 Months Ended		12 Months Ended
	Aug. 17, 2021	Jan. 22, 2021	Sep. 30, 2021	Sep. 30, 2021	Dec. 31, 2020
Commitments And Contingencies [Line Items]
Loss contingency lawsuit filing date					September 16, 2020
Loss contingency settlement agreement counterparty name					Whalerock Industries Holding Company, LLC
Misappropriation of shares				6,800,000
Stock split ratio				10:1
Legal Settlement Expense [Member]
Commitments And Contingencies [Line Items]
Loss contingency estimate of possible loss					$ 3,200,000
VPC Impact Acquisition Holdings III, Inc [Member]
Commitments And Contingencies [Line Items]
Deferred underwriting fee payable			$ 8,881,809	$ 8,881,809
Shares issued, price per share			$ 10.00	$ 10.00
Proposed Public Offering [Member] | VPC Impact Acquisition Holdings III, Inc [Member]
Commitments And Contingencies [Line Items]
Shares issued, price per share		$ 10.00	$ 10.00	10.00
Stock Issued During Period, Value, New Issues		$ 22,500,000	$ 25,376,598
Proposed Public Offering Including Over Allotment Option [Member] | VPC Impact Acquisition Holdings III, Inc [Member]
Commitments And Contingencies [Line Items]
Stock Issued During Period, Value, New Issues		$ 25,875,000	$ 2,876,598
Private Placement [Member] | VPC Impact Acquisition Holdings III, Inc [Member]
Commitments And Contingencies [Line Items]
Stock Issued During Period, Value, New Issues	$ 15,000,000
Underwriting Agreement [Member] | VPC Impact Acquisition Holdings III, Inc [Member]
Commitments And Contingencies [Line Items]
Term of option for underwriters to purchase additional Units to cover over-allotments		45 days
Additional Units that can be purchased to cover over-allotments (in shares)		3,375,000
Underwriting discount per unit		$ 0.20
Deferred underwriting commission payable per unit		$ 0.35
Deferred underwriting fee payable per share			$ 0.35	$ 0.35
Deferred underwriting fee payable			$ 8,881,809	$ 8,881,809
Underwriting Agreement [Member] | Proposed Public Offering [Member] | VPC Impact Acquisition Holdings III, Inc [Member]
Commitments And Contingencies [Line Items]
Underwriting discount payable		$ 4,500,000
Deferred underwriting commission payable non current		7,875,000
Underwriting Agreement [Member] | Proposed Public Offering Including Over Allotment Option [Member] | VPC Impact Acquisition Holdings III, Inc [Member]
Commitments And Contingencies [Line Items]
Underwriting discount payable		5,175,000
Deferred underwriting commission payable non current		$ 9,056,250
Subscription Agreement [Member] | VPC Impact Acquisition Holdings III, Inc [Member]
Commitments And Contingencies [Line Items]
Debt Instrument, Face Amount	$ 15,000,000
Common Class A [Member] | Private Placement [Member] | VPC Impact Acquisition Holdings III, Inc [Member]
Commitments And Contingencies [Line Items]
Shares agreed to purchase	1,500,000
Common Class A [Member] | Subscription Agreement [Member] | PIPE Investors [Member] | Private Placement [Member] | VPC Impact Acquisition Holdings III, Inc [Member]
Commitments And Contingencies [Line Items]
Shares agreed to purchase			21,000,000
Shares issued, price per share			$ 10.00	$ 10.00